Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended
	Aug. 03, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025
SonicShares Global Shipping ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 11,169	$ 11,319	$ 11,016	$ 10,785	$ 12,078	$ 11,997	$ 13,759	$ 14,359	$ 13,368	$ 15,083	$ 12,225	$ 13,841	$ 12,931	$ 10,856	$ 11,530	$ 13,039	$ 12,813	$ 13,043	$ 14,434	$ 14,208	$ 14,041	$ 12,545	$ 13,305	$ 14,698	$ 14,325	$ 14,549	$ 14,419	$ 14,667	$ 16,042	$ 16,920	$ 16,688	$ 16,163	$ 17,656	$ 20,556	$ 20,215	$ 18,895	$ 18,575	$ 19,961	$ 17,964	$ 17,124	$ 16,910	$ 16,631	$ 16,291	$ 16,150
Solactive Global Shipping NTR Index
Account Value [Line Items]
Accumulated Value	10,000	11,246	10,944	10,528	10,245	11,480	11,368	13,042	13,566	12,654	14,310	11,548	13,093	12,213	10,218	10,879	12,315	12,104	12,327	13,656	13,390	13,230	11,759	12,539	13,855	13,505	13,731	13,616	13,856	15,193	16,030	15,827	15,316	16,748	19,544	19,226	17,960	17,656	19,024	17,110	16,305	16,137	15,898	15,577	15,413
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,239	$ 9,763	$ 10,447	$ 10,374	$ 10,839	$ 10,278	$ 9,971	$ 10,341	$ 9,439	$ 9,456	$ 8,676	$ 9,476	$ 9,089	$ 8,252	$ 8,920	$ 9,419	$ 8,876	$ 9,434	$ 9,204	$ 9,542	$ 9,691	$ 9,733	$ 10,376	$ 10,709	$ 10,539	$ 10,036	$ 9,825	$ 10,723	$ 11,210	$ 11,398	$ 12,007	$ 12,393	$ 11,887	$ 12,476	$ 12,924	$ 13,081	$ 13,398	$ 13,685	$ 13,560	$ 14,356	$ 14,014	$ 14,405	$ 14,217	$ 13,416